Loans to customers (Details 4)	12 Months Ended
Dec. 31, 2024
Grade 1 [Member] | Stage 1 and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	<1%
Credit quality description	Strong
Grade 2 [Member] | Stage 1 and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	1.0% to 5.0%
Credit quality description	Strong
Grade 3 [Member] | Stage 1 and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	5.0% to 20.0%
Credit quality description	Satisfactory
Grade 4 [Member] | Stage 1 and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	20.0% to 35.0%
Credit quality description	Higher Risk
Grade 5 [Member] | Stage 1 and 2 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	>35%
Credit quality description	Higher Risk
Grade 5 [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	100%
Credit quality description	Higher Risk